Cash and cash equivalents (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	R$ 14,187	R$ 12,466	R$ 8,681	R$ 13,863
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Cash	1,555	517
Cash equivalents	7,186	3,685
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Cash	3,784	5,557
Cash equivalents	R$ 1,662	R$ 2,707